Commitments, contingencies and guarantees - Commitments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 369,988	¥ 332,009
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	29,974	28,825
Commitments to purchase aircraft [Member]
Commitments [Line Items]
Commitments outstanding	¥ 30,143	¥ 52,411